Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Rental expense for operating leases	$ 112	$ 111	$ 104